Capital structure and financing - C.3.5. Guarantees and pledged assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Pledged deposits (related to back borrowings)	$ 1	$ 2
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	464	626
Maximum exposure to contingent liabilities	464	626
1 year | Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	29	133
Maximum exposure to contingent liabilities	29	133
Later than one year and not later than three years | Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	134	281
Maximum exposure to contingent liabilities	134	281
Later than three years and not later than five years | Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	300	212
Maximum exposure to contingent liabilities	$ 300	$ 212